Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Nov. 18, 2020
Fair Value Disclosures [Abstract]
Derivative liabilities			$ 12,601,580
Liabilities, Fair Value Adjustment	$ 1,100,000	$ 866,000